Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($) vessel
Condensed Cash Flow Statements, Captions [Line Items]
Interest costs capitalised			$ 1,400
Right of use assets for vessels			$ 807,179
Trafigura transaction
Condensed Cash Flow Statements, Captions [Line Items]
Number of vessels delivered | vessel			4
Obligations under bareboat charter				$ 670,000	$ 670,000
Number of vessels | vessel					19
Trafigura transaction | Vessel under construction
Condensed Cash Flow Statements, Captions [Line Items]
Obligations under the Agreements					$ 138,800
Convertible Notes Due 2022
Condensed Cash Flow Statements, Captions [Line Items]
Repayments	$ 19,400	$ 62,100
Convertible Notes Due 2025
Condensed Cash Flow Statements, Captions [Line Items]
Non-cash issuance of convertible debt	$ 19,400	$ 62,100
Borrowings interest rate	3.00%	3.00%
IFRS 16 - Leases - $670.0 Million (see Note 6) | Trafigura transaction
Condensed Cash Flow Statements, Captions [Line Items]
Obligations under bareboat charter			$ 138,800